Fees Summary	Sep. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,250,000.00
Previously Paid Amount	43,938.82
Total Fee Amount	50,026.73
Total Offset Amount	0.00
Net Fee	$ 6,087.91